SHARE CAPITAL (Tables)	7 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about number and weighted average exercise prices of stock options [Table Text Block]
	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at May 31, 2019	$2.30	2,171,873
Granted	7.66	600,000
Exercised	1.71	(565,603)
Cancelled/Expired	2.32	(3,125)
As at May 31, 2020	$3.91	2,203,145
Granted	12.85	420,000
Exercised	2.44	(88,875)
As at December 31, 2020	$5.44	2,534,270

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
July 15, 2021	$0.84	41,666	41,666
November 30, 2021	1.32	116,666	116,666
March 6, 2022	2.32	93,750	93,750
July 31, 2022	2.16	401,000	401,000
March 1, 2023	2.56	231,500	231,500
September 17, 2023	2.92	320,313	320,313
January 4, 2024	3.24	309,375	215,627
January 15, 2025	7.66	600,000	150,000
November 6, 2025	12.85	420,000	—
		2,534,270	1,570,522

Disclosure of detailed information about warrants activity [Table Text Block]
	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at May 31, 2019	$3.95	1,690,893
Exercised	3.62	(959,698)
As at May 31, 2020	4.39	731,195
Exercised	4.39	(724,170)
Expired	4.68	(7,025)
As at December 31, 2020	$—	—

Disclosure of detailed information about number and weighted average exercise prices of Restricted share units [Table Text Block]
Number
outstanding
As at May 31, 2019	—
Granted	171,805
Exercised	(90,805)
As at May 31, 2020	81,000
Granted	205,000
Vested	(75,000)
As at December 31, 2020	211,000

Disclosure of detailed information about pricing model with weighted average assumptions for share option granted [Table Text Block]
	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Risk free interest rate	0.40%	1.54%
Expected dividend yield	0%	0.63%
Expected stock price volatility	58%	60%
Expected life in years	5	5
Forfeiture rate	0%	0%